FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
Long-lived assets impairment	$ 175,627
Recurring
Short-term investments
Short-term investments	9,619	$ 0
Recurring | Structured Financial Products
Short-term investments
Short-term investments	9,619
Nonrecurring
Short-term investments
Long-lived assets impairment	175,600	$ 0	$ 0
Level 2 | Recurring
Short-term investments
Short-term investments	9,619
Level 2 | Recurring | Structured Financial Products
Short-term investments
Short-term investments	$ 9,619